RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Notes Payable, Related Party

On November 19, 2021, the Company issued a note payable in the amount of $20,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and had a maturity date of December 19, 2022. The Company agreed to issue 20,000,000 shares of its common stock for settlement of the $20,000 note payable dated November 19, 2021 to HNO Green Fuels. The note matured on December 19, 2022 and the $20,000 principal was settled on December 26, 2022 with the issuance of these shares. The shares are ‘restricted securities’ under Rule 144 and the issuance of the shares was made in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act of 1933, as amended.

As of April 30, 2026, the Company had multiple outstanding promissory notes payable to HNO Green Fuels, Inc. The notes bear interest at 2% per annum and were issued in connection with financing arrangements to support the Company’s operations. The following table summarizes the terms of these related-party notes payable, including original principal amounts, maturity dates (as extended), principal outstanding, and accrued interest as of April 30, 2026.

Issue Date	Original Principal	Maturity Date	Principal Outstanding	Accrued Interest
12/1/2021	$500,000	12/31/2026	$435,000	$13,014
5/31/2022	$590,000	5/31/2030	$590,000	$46,230
9/29/2022	$50,000	12/31/2026	$50,000	$1,496
10/20/2022	$50,000	12/31/2026	$50,000	$1,496
3/1/2023	$50,000	12/31/2026	$50,000	$1,496
3/8/2023	$50,000	12/31/2026	$50,000	$1,496
3/23/2023	$50,000	12/31/2026	$50,000	$1,496
4/3/2023	$50,000	12/31/2026	$50,000	$1,496
4/13/2023	$20,000	12/31/2026	$20,000	$598
4/17/2023	$30,000	12/31/2026	$30,000	$1,036
Total			$1,375,000	$69,854

Extension of Promissory Notes:

On December 29, 2025, the Company entered into nine separate Extension to Promissory Note agreements (the "December 2025 Extensions") with HNO Green Fuels, Inc., a Nevada corporation ("HNOGF"), a related party. These extensions amended nine promissory notes that were originally issued between December 1, 2021 and April 17, 2023, extending their maturity dates from December 31, 2025 to December 31, 2026. The extended notes bear interest at 2% per annum and have an aggregate outstanding principal balance of $785,000 as of April 30, 2026. The original issuance dates, principal amounts, and current balances of these notes are detailed in the table above.

Advances from Related Party

During the year ended October 31, 2024, Donald Owens, the Company’s Chairman of the Board of Directors, advanced $950,585 to the Company to cover operating expenses, and HNO Green Fuels, Inc. advanced $10,000 for the same purpose.

During the year ended October 31, 2025, Mr. Owens advanced an additional $18,500 to the Company and the Company repaid $107,700 as partial repayment of previously advanced funds, and HNO Green Fuels, Inc. advanced $540,000 to the Company and the Company repaid $323,000 as partial repayment of previously advanced funds.

During the six months ended April 30, 2026, HNO Green Fuels, Inc. advanced an additional $230,000 to the Company and the Company repaid $30,000 as partial repayment of previously advanced funds.

These advances are unsecured, non-interest bearing and due on demand. As of April 30, 2026, and October 31, 2025, related party advances had outstanding balances of $1,288,385 and $1,088,385, respectively.

NOTE 8 – RELATED PARTY TRANSACTIONS

Notes Payable, Related Party

On November 19, 2021, the Company issued a note payable in the amount of $20,000 to HNO Green Fuels, of which Donald Owens is Chief Executive Officer. This note bears an interest rate of 2% per annum and had a maturity date of December 19, 2022. The Company agreed to issue 20,000,000 shares of its common stock for settlement of the $20,000 note payable dated November 19, 2021 to HNO Green Fuels. The note matured on December 19, 2022 and the $20,000 principal was settled on December 26, 2022 with the issuance of these shares. The shares are ‘restricted securities’ under Rule 144 and the issuance of the shares was made in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act of 1933, as amended. The accrued interest of $436 remains due in connection with this note.

As of October 31, 2025, the Company had multiple outstanding promissory notes payable to HNO Green Fuels, Inc. The notes bear interest at 2% per annum and were issued in connection with financing arrangements to support the Company’s operations. The following table summarizes the terms of these related-party notes payable, including original principal amounts, maturity dates (as extended), principal outstanding, and accrued interest as of October 31, 2025.

Issue Date	Original Principal	Maturity Date	Principal Outstanding	Accrued Interest
12/1/2021	$500,000	12/31/2025	$435,000	$8,700
5/31/2022	$590,000	5/31/2030	$590,000	$40,379
9/29/2022	$50,000	12/31/2025	$50,000	$1,000
10/20/2022	$50,000	12/31/2025	$50,000	$1,000
3/1/2023	$50,000	12/31/2025	$50,000	$1,000
3/8/2023	$50,000	12/31/2025	$50,000	$1,000
3/23/2023	$50,000	12/31/2025	$50,000	$1,000
4/3/2023	$50,000	12/31/2025	$50,000	$1,000
4/13/2023	$20,000	12/31/2025	$20,000	$400
4/17/2023	$30,000	12/31/2025	$30,000	$739
Total			$1,375,000	$56,218

Extension of Promissory Notes

On December 19, 2024, the Company entered into nine separate Extension to Promissory Note agreements (the "December 2024 Extensions") with HNO Green Fuels, Inc., a Nevada corporation ("HNOGF"), a related party. These extensions amended nine promissory notes that were originally issued between December 1, 2021 and April 17, 2023, extending their maturity dates from December 31, 2024 to December 31, 2025. The extended notes bear interest at 2% per annum and have an aggregate outstanding principal balance of $785,000 as of October 31, 2025. The original issuance dates, principal amounts, and current balances of these notes are detailed in the table above.

Subsequent to October 31, 2025, the Company executed additional extensions of these promissory notes, extending the maturity dates from December 31, 2025 to December 31, 2026. These subsequent extensions are disclosed in Note 10 – Subsequent Events.

Advances from Related Party

During the year ended October 31, 2024, Donald Owens, the Company’s Chairman of the Board of Directors, advanced $950,585 to the Company to cover operating expenses, and HNO Green Fuels, Inc. advanced $10,000 for the same purpose. During the year ended October 31, 2025, Mr. Owens advanced an additional $18,500 to the Company and the Company repaid $107,700 as partial repayment of previously advanced funds, and HNO Green Fuels, Inc. advanced $540,000 to the Company and the Company repaid $323,000 as partial repayment of previously advanced funds.

These advances are unsecured, non-interest bearing and due on demand. As of October 31, 2025 and 2024, related party advances had outstanding balances of $1,088,385 and $960,585, respectively.